[front cover]

June 30, 2003

American Century
Semiannual Report

[photo]

International Bond

Prospectus Supplement Enclosed

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

Table of Contents

Our Message to You ........................................................    1

INTERNATIONAL BOND

FINANCIAL STATEMENTS

OTHER INFORMATION

Our Message to You

[photo of James E. Stowers III with James E. Stowers, Jr.]
James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for the American
Century International Bond fund for the six months ended June 30, 2003.

The report includes comparative performance figures, commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will  be the annual report dated
December 31, 2003, available in approximately six months.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /*/James E. Stowers, Jr.

      James E. Stowers, Jr.
      Founder and Chairman

      /*/James E. Stowers III

      James E. Stowers III
      Co-Chairman of the Board

                                                                          -----
                                                                          1

International Bond - Performance

TOTAL RETURNS AS OF JUNE 30, 2003
                                    ------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                         1 YEAR     5 YEARS   10 YEARS   INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           22.17%      6.34%      6.67%      6.77%         1/7/92
--------------------------------------------------------------------------------
FUND BENCHMARK           24.06%      7.39%      7.64%      7.11%(1)        --
--------------------------------------------------------------------------------
J.P. MORGAN GLOBAL
TRADED GOVERNMENT
BOND INDEX               16.57%      6.58%      6.60%      6.81%(1)        --
--------------------------------------------------------------------------------
Advisor Class            21.89%       --         --        3.99%        10/27/98
--------------------------------------------------------------------------------

(1)  Since 12/31/91, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended June 30
------------------------------------------------------------------------------------------------------------------
                       1994      1995     1996     1997     1998     1999      2000      2001      2002      2003
------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS         7.71%    18.63%    4.78%    0.37%    4.40%    2.76%    -2.64%    -6.23%    18.64%    22.17%
------------------------------------------------------------------------------------------------------------------
FUND BENCHMARK         9.29%    20.63%    5.71%    0.24%    4.68%    3.42%    -1.18%    -5.97%    19.78%    24.06%
------------------------------------------------------------------------------------------------------------------
J.P. MORGAN GLOBAL
TRADED GOVERNMENT
BOND INDEX             3.97%    17.46%    2.05%    4.48%    5.87%    3.63%     2.70%    -2.53%    13.73%    16.57%
------------------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the fund's benchmark are provided for comparison. From the fund's inception to December 31, 1997, the benchmark was the J.P. Morgan ECU-Weighted
European Index. Since January 1, 1998, the benchmark has been the J.P. Morgan
Global Traded Government Bond Index (excluding the U.S. and with Japan weighted at 15%). The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on
Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

International Bond - Portfolio Commentary

By David M. Gibbon, portfolio manager

PERFORMANCE SUMMARY

International Bond gained 10.46%* during the six month period ended June 30,
2003. U.S. dollar weakness and a favorable performance by international bonds helped make that return possible. By comparison, the fund's benchmark--the J.P.
Morgan Global Traded Government Bond Index (excluding the U.S. and with Japan weighted at 15%)--returned 11.31%.

ECONOMIC BACKDROP

In the 12-nation euro zone, a very economically weak 2002 paved the way for an uninspiring first half of 2003. During the first quarter, uncertainty related to escalating tensions in the Middle East, rising oil prices, and tough labor-market conditions drove down consumer confidence to levels not seen since the 1992-93 recession. Meanwhile, industrial production appeared to oscillate around zero growth.

Economic activity (as measured by gross domestic product) in the region expanded by an estimated 0.1% during the first quarter, after seasonal adjustments, and was unchanged from the first quarter's pace during the second quarter.
Meanwhile, unemployment climbed from a seasonally adjusted 8.7% in January, to
8.9% by the end of June. By comparison, euro-zone unemployment was at 8.4% in
June 2002.

On the inflation front, prices (as measured by harmonized indices of consumer prices) rose 2.0% for the 12 months ended June 30, in line with the European
Central Bank's (ECB's) targeted ceiling and down from 2.3% for all of 2002.

Against that backdrop, the ECB reduced interest rates in March and June.

Outside of the euro zone, Sweden's economy remained fairly buoyant in spite of the global economic slowdown and maintained an unemployment rate of 5.4% or lower from January through June. However, growth appears to be losing momemtun.

Economic activity in the U.K. dropped off sharply in 2003, but labor conditions there remained generally more upbeat than in the euro zone as a whole, as gauged by the U.K.'s 5.0% unemployment rate at the end of April.

Economic conditions in Japan were constrained by a number of ongoing factors, but economic growth there recently accelerated.

BOND AND CURRENCY RETURNS

Driven up by safe-haven demand and  a weak showing by equity markets, high-credit-quality international bonds performed well in early 2003. Low inflation helped, too. Thanks to that environment, yields on benchmark European government bonds dropped to record lows by mid-June.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           6/30/03              12/31/02
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   7.4 yrs               9.6 yrs
--------------------------------------------------------------------------------
Average Duration                           5.1 yrs               5.2 yrs
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                     (continued)

                                                                          -----
                                                                          3

International Bond - Portfolio Commentary

With the U.S. economy continuing to show vulnerability, the dollar underperformed as many investors looked for financial opportunities elsewhere.
The euro rose to a four-year high against the greenback in early May.

For the six months, the euro returned over 9% at the U.S. dollar's expense, while the Canadian dollar gained more than 15%, the Swedish krone rose more than
8%, and the U.K.'s pound sterling rose roughly 2%. As a result, local-currency foreign bond returns were amplified after being translated into dollars.

PORTFOLIO STRATEGIES

We increased the portfolio's exposure to euro-zone bonds during the six months because we expected economic growth in the region to remain subdued, the ECB to reduce borrowing costs in an effort to boost regional growth, and for inflation to trend lower during the latter half of 2003.

Within the euro zone, we mainly focused on adding bonds from core countries such as Germany and France, which were experiencing tougher economic times than many non-core economies such as those of Greece and Spain. In dollar-converted terms, benchmark euro-zone bond indexes generally returned 13-14% for the six months.

In addition, we increased the portfolio's exposure to Canada by adding short-term government bonds. That strategy paid off handsomely during April and
May, when the Canadian dollar appreciated approximately 7% against the U.S.
dollar. Then we used foreign currency contracts to lock in those gains.

The portfolio's multi-national bond holdings didn't change much percentage-wise over the six months. Those securities benefited from investors reaching for higher yields in the low-yield environment because they involve slightly more credit risk than do many government-backed European bonds.

Lastly, we subtracted from the portfolio's contingent of Japanese bonds due to expectations of better opportunities in the euro zone.

BOND HOLDINGS BY COUNTRY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           6/30/03              12/31/02
--------------------------------------------------------------------------------
Germany*                                    29.4%                 26.5%
--------------------------------------------------------------------------------
France*                                     17.0%                 14.5%
--------------------------------------------------------------------------------
Netherlands*                                 9.0%                  5.9%
--------------------------------------------------------------------------------
Canada                                       6.4%                  2.6%
--------------------------------------------------------------------------------
Spain*                                       6.2%                  5.9%
--------------------------------------------------------------------------------
Multi-National                               5.9%                  6.0%
--------------------------------------------------------------------------------
Belgium*                                     4.8%                  3.8%
--------------------------------------------------------------------------------
Austria*                                     4.6%                  4.5%
--------------------------------------------------------------------------------
Sweden                                       4.3%                  3.5%
--------------------------------------------------------------------------------
Italy*                                       3.7%                  4.3%
--------------------------------------------------------------------------------
United Kingdom                               3.0%                  4.9%
--------------------------------------------------------------------------------
Denmark                                      2.6%                  3.4%
--------------------------------------------------------------------------------
Japan                                        1.1%                  4.7%
--------------------------------------------------------------------------------
Australia                                    1.1%                  0.3%
--------------------------------------------------------------------------------
New Zealand                                  0.9%                   --
--------------------------------------------------------------------------------
United States  (including temporary
cash investments)                             --                   9.2%
--------------------------------------------------------------------------------
*These are euro-zone member countries.

-----

International Bond -  Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
GOVERNMENT BONDS -- 61.1%

AUSTRALIA -- 1.1%
--------------------------------------------------------------------------------
AUD            7,100,000  Australia Commonwealth,
                          7.50%, 9/15/09                           $  5,439,274
--------------------------------------------------------------------------------
AUSTRIA -- 4.6%
--------------------------------------------------------------------------------
EURO           9,550,000  Republic of Austria,
                          3.90%, 10/20/05                            11,377,319
--------------------------------------------------------------------------------
               5,350,000  Republic of Austria,
                          5.50%, 10/20/07                             6,800,248
--------------------------------------------------------------------------------
               3,900,000  Republic of Austria,
                          6.25%, 7/15/27                              5,493,971
--------------------------------------------------------------------------------
                                                                     23,671,538
--------------------------------------------------------------------------------
BELGIUM -- 4.8%
--------------------------------------------------------------------------------
              12,370,000  Kingdom of Belgium,
                          3.75%, 3/28/09                             14,638,427
--------------------------------------------------------------------------------
               6,360,000  Kingdom of Belgium,
                          8.00%, 3/28/15                              9,973,068
--------------------------------------------------------------------------------
                                                                     24,611,495
--------------------------------------------------------------------------------
CANADA -- 2.0%
--------------------------------------------------------------------------------
CAD            3,500,000  Government of Canada,
                          4.88%, 7/7/08                               4,362,769
--------------------------------------------------------------------------------
               5,610,000  Government of Canada,
                          8.00%, 6/1/27                               5,821,822
--------------------------------------------------------------------------------
                                                                     10,184,591
--------------------------------------------------------------------------------
DENMARK -- 2.6%
--------------------------------------------------------------------------------
DKK           54,600,000  Kingdom of Denmark,
                          8.00%, 3/15/06                              9,622,562
--------------------------------------------------------------------------------
              20,000,000  Kingdom of Denmark,
                          6.00%, 11/15/09                             3,539,561
--------------------------------------------------------------------------------
                                                                     13,162,123
--------------------------------------------------------------------------------
FRANCE -- 12.7%
--------------------------------------------------------------------------------
EURO          11,460,000  Government of France,
                          4.50%, 7/12/06                             13,872,365
--------------------------------------------------------------------------------
              19,540,000  Government of France,
                          4.75%, 7/12/07                             24,114,329
--------------------------------------------------------------------------------
               4,550,000  Government of France,
                          5.00%, 10/25/11                             5,736,096
--------------------------------------------------------------------------------
              15,830,000  Government of France,
                          5.75%, 10/25/32                            21,139,137
--------------------------------------------------------------------------------
                                                                     64,861,927
--------------------------------------------------------------------------------
GERMANY -- 11.3%
--------------------------------------------------------------------------------
              10,900,000  German Federal Republic,
                          4.00%, 2/16/07                             13,063,692
--------------------------------------------------------------------------------
              20,070,000  German Federal Republic,
                          4.50%, 8/17/07                             24,538,270
--------------------------------------------------------------------------------
               4,680,000  German Federal Republic,
                          4.13%, 7/4/08                               5,651,354
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

EURO           4,700,000  German Federal Republic,
                          6.25%, 1/4/24                            $  6,572,898
--------------------------------------------------------------------------------
               4,820,000  German Federal Republic,
                          5.63%, 1/4/28                               6,281,414
--------------------------------------------------------------------------------
               1,250,000  German Federal Republic,
                          4.75%, 7/4/34                               1,444,449
--------------------------------------------------------------------------------
                                                                     57,552,077
--------------------------------------------------------------------------------
ITALY -- 3.7%
--------------------------------------------------------------------------------
              11,940,000  Republic of Italy, 7.25%,
                          11/1/26                                    18,775,245
--------------------------------------------------------------------------------
JAPAN -- 1.1%
--------------------------------------------------------------------------------
JPY          640,000,000  Government of Japan,
                          1.40%, 12/20/22                             5,535,713
--------------------------------------------------------------------------------
NETHERLANDS -- 4.6%
--------------------------------------------------------------------------------
EURO           9,150,000  Kingdom of Netherlands,
                          6.00%, 1/15/06                             11,443,945
--------------------------------------------------------------------------------
               5,250,000  Kingdom of Netherlands,
                          5.25%, 7/15/08                              6,656,117
--------------------------------------------------------------------------------
               4,100,000  Kingdom of Netherlands,
                          5.00%, 7/15/11                              5,165,071
--------------------------------------------------------------------------------
                                                                     23,265,133
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.9%
--------------------------------------------------------------------------------
NZD            7,060,000  Government of New
                          Zealand, 6.50%, 4/15/13                     4,496,172
--------------------------------------------------------------------------------
SPAIN -- 4.4%
--------------------------------------------------------------------------------
EURO          12,872,007  Government of Spain,
                          7.35%, 3/31/07                             17,190,542
--------------------------------------------------------------------------------
               4,140,000  Government of Spain,
                          5.00%, 7/30/12                              5,207,085
--------------------------------------------------------------------------------
                                                                     22,397,627
--------------------------------------------------------------------------------
SWEDEN -- 4.3%
--------------------------------------------------------------------------------
SEK           34,400,000  Kingdom of Sweden,
                          3.50%, 4/20/06                              4,335,880
--------------------------------------------------------------------------------
             124,700,000  Kingdom of Sweden,
                          6.50%, 5/5/08                              17,547,155
--------------------------------------------------------------------------------
                                                                     21,883,035
--------------------------------------------------------------------------------
UNITED KINGDOM -- 3.0%
--------------------------------------------------------------------------------
GBP            1,760,000  U.K. Treasury Stock,
                          6.75%, 11/26/04                             3,052,102
--------------------------------------------------------------------------------
               2,990,000  U.K. Treasury Stock,
                          7.50%, 12/7/06                              5,569,305
--------------------------------------------------------------------------------
               3,450,000  U.K. Treasury Stock,
                          5.00%, 9/7/14                               6,076,577
--------------------------------------------------------------------------------
                 550,000  U.K. Treasury Stock,
                          4.25%, 6/7/32                                 870,468
--------------------------------------------------------------------------------
                                                                     15,568,452
--------------------------------------------------------------------------------
TOTAL GOVERNMENT BONDS
(Cost $276,642,338)                                                 311,404,402
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          5

International Bond - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
CORPORATE BONDS -- 34.5%

FRANCE -- 4.3%
--------------------------------------------------------------------------------
EURO          17,000,000  Caisse D'Amortissement
                          de la Dette Sociale,
                          6.25%, 10/25/07                          $ 22,133,282
--------------------------------------------------------------------------------
GERMANY -- 18.1%
--------------------------------------------------------------------------------
              20,150,000  DEPFA Deutsche
                          Pfandbriefbank AG,
                          5.50%, 2/12/08                             25,628,531
--------------------------------------------------------------------------------
              16,450,000  Eurohypo AG, 5.25%,
                          9/21/07                                    20,644,033
--------------------------------------------------------------------------------
              10,350,000  Kreditanstalt fuer
                          Wiederaufbau, 3.75%,
                          11/26/04                                   12,158,329
--------------------------------------------------------------------------------
               9,100,000  Kreditanstalt fuer
                          Wiederaufbau, 5.25%,
                          1/4/10                                     11,592,263
--------------------------------------------------------------------------------
              18,500,000  Landwirtschaftliche
                          Rentenbank, 4.13%,
                          1/24/05                                    21,900,691
--------------------------------------------------------------------------------
                                                                     91,923,847
--------------------------------------------------------------------------------
MULTI-NATIONAL -- 5.9%
--------------------------------------------------------------------------------
GBP              800,000  European Investment
                          Bank, 5.50%, 12/7/09                        1,425,573
--------------------------------------------------------------------------------
EURO           9,700,000  European Investment
                          Bank, 5.63%, 10/15/10                      12,611,147
--------------------------------------------------------------------------------
GBP            4,920,000  European Investment
                          Bank, 6.25%, 4/15/14                        9,358,852
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

GBP            2,680,000  International Bank for
                          Reconstruction &
                          Development (the World
                          Bank), 6.13%, 12/7/09                    $  4,959,672
--------------------------------------------------------------------------------
               1,000,000  International Finance
                          Corp., 5.38%, 12/7/28                       1,796,479
--------------------------------------------------------------------------------
                                                                     30,151,723
--------------------------------------------------------------------------------
NETHERLANDS -- 4.4%
--------------------------------------------------------------------------------
EURO          18,390,000  Bank Nederlandse
                          Gemeenten, 4.63%,
                          8/17/07                                    22,562,566
--------------------------------------------------------------------------------
SPAIN -- 1.8%
--------------------------------------------------------------------------------
               7,850,000  Instituto de Credito
                          Oficial, 3.88%, 7/30/04                     9,188,986
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $156,723,870)                                                 175,960,404
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.4%

CANADA -- 4.4%
--------------------------------------------------------------------------------
CAD           30,000,000  Government of Canada
                          Treasury Bills, 3.13%,  7/31/03(1)
(Cost $20,662,172)                                                   22,169,999
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $454,028,380)                                                $509,534,805
================================================================================

See Notes to Financial Statements.                                  (continued)

-----

International Bond - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
--------------------------------------------------------------------------------
                                                                    Unrealized
     Contracts to Sell        Settlement Date       Value           Gain (Loss)
--------------------------------------------------------------------------------
  6,310,000   EURO for SEK       7/28/03          $7,251,849         $220,536
--------------------------------------------------------------------------------
  6,146,256   AUD                7/28/03           4,114,409          (96,141)
--------------------------------------------------------------------------------
  1,655,875   CAD                7/28/03           1,219,163           (4,163)
--------------------------------------------------------------------------------
  1,679,180   CAD                7/28/03           1,236,321           (1,321)
--------------------------------------------------------------------------------
  3,607,657   CAD                7/28/03           2,656,191           (6,191)
--------------------------------------------------------------------------------
  6,920,075   CAD                7/28/03           5,095,008          (35,008)
--------------------------------------------------------------------------------
 12,277,808   CAD                7/28/03           9,039,720          (85,138)
--------------------------------------------------------------------------------
 60,877,184   DKK                7/28/03           9,414,902          173,264
--------------------------------------------------------------------------------
  4,442,933   EURO               7/28/03           5,106,098           75,561
--------------------------------------------------------------------------------
 57,844,918   EURO               7/28/03          66,479,022        1,164,824
--------------------------------------------------------------------------------
  2,810,000   EURO               7/28/03           3,229,429          (14,058)
--------------------------------------------------------------------------------
  3,818,448   EURO               7/28/03           4,388,401           91,121
--------------------------------------------------------------------------------
  8,436,289   EURO               7/28/03           9,695,515          231,973
--------------------------------------------------------------------------------
  3,074,435   EURO               7/28/03           3,533,334           25,123
--------------------------------------------------------------------------------
  1,402,899   GBP                7/28/03           2,314,076          (21,319)
--------------------------------------------------------------------------------
  1,228,285   GBP                7/28/03           2,026,052           30,539
--------------------------------------------------------------------------------
 77,068,379   JPY                7/28/03             643,701           18,512
--------------------------------------------------------------------------------
 327,707,820  JPY                7/28/03           2,737,126           52,874
--------------------------------------------------------------------------------
 189,387,520  JPY                7/28/03           1,581,828           28,172
--------------------------------------------------------------------------------
  6,123,282   NZD                7/28/03           3,580,637          (75,425)
--------------------------------------------------------------------------------
 114,990,770  SEK                7/28/03          14,359,683          316,492
--------------------------------------------------------------------------------
                                                $159,702,465       $2,090,227
                                                ================================

(Value on settlement date $161,792,692)

                                                                    Unrealized
    Contracts to Buy          Settlement Date       Value           Gain (Loss)
--------------------------------------------------------------------------------
 57,860,176   SEK for EURO       7/28/03          $7,225,396        $(246,990)
--------------------------------------------------------------------------------
  2,158,000   AUD                7/28/03           1,444,602              835
--------------------------------------------------------------------------------
  2,282,000   AUD                7/28/03           1,527,610            2,949
--------------------------------------------------------------------------------
  4,590,236   CAD                7/28/03           3,379,630           75,020
--------------------------------------------------------------------------------
  2,690,000   EURO               7/28/03           3,091,517          (68,359)
--------------------------------------------------------------------------------
 10,276,000   EURO               7/28/03          11,809,826         (266,424)
--------------------------------------------------------------------------------
   934,838    EURO               7/28/03           1,074,375           68,734
--------------------------------------------------------------------------------
 14,159,312   EURO               7/28/03          16,272,773         (408,725)
--------------------------------------------------------------------------------
  5,506,269   EURO               7/28/03           6,328,151         (101,332)
--------------------------------------------------------------------------------
  2,450,028   EURO               7/28/03           2,815,726         (121,533)
--------------------------------------------------------------------------------
  9,085,242   GBP                7/28/03          14,986,077          184,718
--------------------------------------------------------------------------------
  2,230,000   GBP                7/28/03           3,678,378           41,649
--------------------------------------------------------------------------------
1,120,463,820 JPY                7/28/03           9,358,492         (121,508)
--------------------------------------------------------------------------------
8,476,198,286 JPY                7/28/03          70,796,066       (1,696,853)
--------------------------------------------------------------------------------
                                                $153,788,619      $(2,657,819)
                                                ================================
(Value on settlement date $156,446,438)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in  foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a  foreign currency for U.S. dollars on a specific date in the future
 -- and at a prearranged exchange rate.

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          7

International Bond - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

AUD = Australian Dollar

CAD = Canadian Dollar

DKK = Danish Krone

GBP = British Pound

JPY = Japanese Yen

NZD = New Zealand Dollar

SEK = Swedish Krona

(1)  Rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

-----

Statement of Assets and Liabilities

JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $454,028,380)             $509,534,805
--------------------------------------------------------------
Foreign currency holdings, at value (cost of $3,041)                      3,000
--------------------------------------------------------------
Receivable for investments sold                                      18,819,207
--------------------------------------------------------------
Receivable for forward foreign currency exchange contracts            2,802,896
--------------------------------------------------------------
Receivable for capital shares sold                                    6,877,102
--------------------------------------------------------------
Interest receivable                                                  13,303,731
--------------------------------------------------------------------------------
                                                                    551,340,741
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                       11,030,015
--------------------------------------------------------------
Payable for forward foreign currency exchange contracts               3,370,488
--------------------------------------------------------------
Payable for capital shares redeemed                                   4,700,587
--------------------------------------------------------------
Accrued management fees                                                 385,442
--------------------------------------------------------------
Distribution fees payable                                                 1,780
--------------------------------------------------------------
Service fees payable                                                      1,780
--------------------------------------------------------------
Payable for trustees' fees and expenses                                   6,094
--------------------------------------------------------------------------------
                                                                     19,496,186
--------------------------------------------------------------------------------
NET ASSETS                                                         $531,844,555
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid-in                                                    $464,395,421
--------------------------------------------------------------
Undistributed net investment income                                   7,194,013
--------------------------------------------------------------
Undistributed net realized gain on investment
and foreign currency transactions                                     4,730,697
--------------------------------------------------------------
Net unrealized appreciation on investments
and translation of assets and liabilities
in foreign currencies                                                55,524,424
--------------------------------------------------------------------------------
                                                                   $531,844,555
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                         $522,822,986
--------------------------------------------------------------
Shares outstanding                                                   38,981,882
--------------------------------------------------------------
Net asset value per share                                                $13.41
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                                           $9,021,569
--------------------------------------------------------------
Shares outstanding                                                      674,570
--------------------------------------------------------------
Net asset value per share                                                $13.37
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                          -----
                                                                          9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------
Interest (net of foreign taxes withheld of $22,560)                  $9,155,824
--------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------
Management fees                                                       1,969,437
--------------------------------------------------------------
Distribution fees -- Advisor Class                                        7,190
--------------------------------------------------------------
Service fees -- Advisor Class                                             7,190
--------------------------------------------------------------
Trustees' fees and expenses                                              29,640
--------------------------------------------------------------------------------
                                                                      2,013,457
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 7,142,367
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
NET REALIZED GAIN ON:
--------------------------------------------------------------
Investment transactions                                               4,129,517
--------------------------------------------------------------
Foreign currency transactions                                         1,585,943
--------------------------------------------------------------------------------
                                                                      5,715,460
--------------------------------------------------------------------------------
CHANGE IN NET UNREALIZED APPRECIATION ON:
--------------------------------------------------------------
Investments                                                           4,725,452
--------------------------------------------------------------
Translation of assets and liabilities in foreign currencies          25,047,565
--------------------------------------------------------------------------------
                                                                     29,773,017
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                     35,488,477
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $42,630,844
================================================================================

See Notes to Financial Statements.

-----

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                 2003            2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                               $7,142,367      $5,815,830
---------------------------------------------
Net realized gain                                    5,715,460       3,282,837
---------------------------------------------
Change in net unrealized appreciation               29,773,017      29,237,799
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                           42,630,844      38,336,466
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
---------------------------------------------
  Investor Class                                    (1,971,647)     (5,950,313)
---------------------------------------------
  Advisor Class                                        (18,227)        (51,945)
--------------------------------------------------------------------------------
Decrease in net assets from distributions           (1,989,874)     (6,002,258)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                    172,520,233     169,194,508
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                         213,161,203     201,528,716

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                318,683,352     117,154,636
--------------------------------------------------------------------------------
End of period                                     $531,844,555    $318,683,352
================================================================================

Undistributed net investment income                 $7,194,013      $2,041,520
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          11

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

ORGANIZATION -- American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. International Bond Fund (the fund) is the sole fund issued by the trust. The fund is non-diversified under the 1940
Act. The fund's investment objective is to seek high total return by investing in high-quality, nondollar-denominated government and corporate debt securities issued outside the United States. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE  CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions  that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

                                                                    (continued)

-----

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are expected to be declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid twice a year.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES
--------------------------------------------------------------------------------

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses  of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from
0.4925% to 0.6100% and the rates for the Complex Fee (Investor Class) range from
0.2900% to 0.3100%. The Advisor Class is 0.2500% less at each point within the
Complex Fee range. For the six months ended June 30, 2003, the effective annual management fee was 0.82% and 0.57% for the Investor Class and Advisor Class,
respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended June 30, 2003, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

ACIM has entered into a Subadvisory Agreement with J.P. Morgan Investment
Management, Inc. (JPMIM) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund's investment objectives, policies, and restrictions under the supervision of ACIM and the Board of
Trustees. ACIM pays all costs associated with retaining JPMIM as the subadvisor of the fund. JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPM.

3. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2003, were $397,704,461 and $233,562,789, respectively.

                                                                     (continued)

                                                                          -----
                                                                          13

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

The trust has an unlimited number of shares authorized. Transactions in shares of the fund were  as follows:

--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003
-----------------------------------------------
Sold                                                36,198,645     $465,081,652
-----------------------------------------------
Issued in reinvestment of distributions                139,602        1,718,538
-----------------------------------------------
Redeemed                                           (23,240,109)    (299,638,752)
--------------------------------------------------------------------------------
Net increase                                        13,098,138     $167,161,438
================================================================================
YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------
Sold                                                28,826,187     $328,873,464
-----------------------------------------------
Issued in reinvestment of distributions                443,726        5,349,062
-----------------------------------------------
Redeemed                                           (14,813,882)    (165,744,178)
--------------------------------------------------------------------------------
Net increase                                        14,456,031     $168,478,348
================================================================================

ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003
-----------------------------------------------
Sold                                                   551,348       $7,164,760
-----------------------------------------------
Issued in reinvestment of distributions                  1,474           18,098
-----------------------------------------------
Redeemed                                              (140,715)      (1,824,063)
--------------------------------------------------------------------------------
Net increase                                           412,107       $5,358,795
================================================================================
YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------
Sold                                                   189,748       $2,089,358
-----------------------------------------------
Issued in reinvestment of distributions                  4,238           51,498
-----------------------------------------------
Redeemed                                              (129,211)      (1,424,696)
--------------------------------------------------------------------------------
Net increase                                            64,775         $716,160
================================================================================

5. BANK LINE OF CREDIT
--------------------------------------------------------------------------------

The fund, along with certain other funds managed by ACIM, has a $620,000,000 unsecured bank line of credit agreement with JPM. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2003.

6. GEOGRAPHIC RISK FACTORS
--------------------------------------------------------------------------------

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions.

                                                                    (continued)

-----

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

7. FEDERAL TAX INFORMATION
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of June 30, 2003, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $454,112,663
================================================================================
Gross tax appreciation of investments                              $55,696,678
-------------------------------------------------------------
Gross tax depreciation of investments                                 (274,536)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $55,422,142
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At December 31, 2002, the fund had accumulated capital losses of $952,943, which may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2008.

                                                                          -----
                                                                          15

International Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
------------------------------------------------------------------------------------------------------------------------
                                                                       INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------
                                      2003(1)         2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $12.19         $10.08         $10.25         $10.55         $12.44         $10.92
------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income(2)              0.19           0.36           0.39           0.38           0.36           0.47
---------------------------------
  Net Realized and Unrealized
  Gain (Loss)                           1.08           2.01          (0.56)         (0.51)         (1.62)          1.47
------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                 1.27           2.37          (0.17)         (0.13)         (1.26)          1.94
------------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment Income           (0.05)         (0.26)           --           (0.11)         (0.43)         (0.17)
---------------------------------
  From Net Realized Gains                --             --             --           (0.06)         (0.20)         (0.25)
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                  (0.05)         (0.26)           --           (0.17)         (0.63)         (0.42)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $13.41         $12.19         $10.08         $10.25         $10.55         $12.44
========================================================================================================================
  TOTAL RETURN(3)                      10.46%         23.53%         (1.66)%        (1.20)%       (10.36)%        17.87%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   0.83%(4)       0.85%          0.86%          0.87%          0.85%          0.84%
---------------------------------
Ratio of Net Investment Income
to Average Net Assets                   2.97%(4)       3.28%          3.87%          3.85%          3.27%          4.11%
---------------------------------
Portfolio Turnover Rate                   53%           137%           147%           221%           239%           322%
---------------------------------
Net Assets, End of Period
(in thousands)                      $522,823       $315,491       $115,172       $111,320       $112,968       $157,412
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

-----

International Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
---------------------------------------------------------------------------------------------------------------------------
                                                                        ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------------
                                      2003(1)         2002           2001           2000           1999          1998(2)
---------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $12.16         $10.03         $10.23         $10.52         $12.44         $12.50
---------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income(3)              0.17           0.33           0.36           0.35           0.45           0.08
---------------------------------
  Net Realized and Unrealized
  Gain (Loss)                           1.08           2.00          (0.56)         (0.50)         (1.74)          0.19
---------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                 1.25           2.33          (0.20)         (0.15)         (1.29)          0.27
---------------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment Income           (0.04)         (0.20)           --           (0.08)         (0.43)         (0.17)
---------------------------------
  From Net Realized Gains                --             --             --           (0.06)         (0.20)         (0.16)
---------------------------------------------------------------------------------------------------------------------------
  Total Distributions                  (0.04)         (0.20)           --           (0.14)         (0.63)         (0.33)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $13.37         $12.16         $10.03         $10.23         $10.52         $12.44
===========================================================================================================================
  TOTAL RETURN(4)                      10.35%         23.24%         (1.96)%        (1.35)%       (10.61)%         2.12%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.08%(5)       1.10%          1.11%          1.12%          1.10%          1.08%(5)
---------------------------------
Ratio of Net Investment Income
to Average Net Assets                   2.72%(5)       3.03%          3.62%          3.60%          3.02%          3.71%(5)
---------------------------------
Portfolio Turnover Rate                   53%           137%           147%           221%           239%           322%(6)
---------------------------------
Net Assets, End of Period
(in thousands)                        $9,022         $3,192         $1,983           $918           $727            $34
---------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  October 27, 1998 (commencement of sale) through December 31, 1998.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended December 31, 1998.

See Notes to Financial Statements.

                                                                          -----
                                                                          17

Share Class Information

Two classes of shares are authorized for sale by the fund: Investor Class and
Advisor Class. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.
The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

-----

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding  apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing  a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

                                                                          -----
                                                                          19

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a portfolio performance comparison. It is not an investment product available for purchase.

The J.P. MORGAN GLOBAL TRADED GOVERNMENT BOND INDEX (JPM GTGBI) is a
market-capitalization weighted index consisting of regularly traded, fixed-rate government bonds from certain developed foreign countries in North America,
Europe, Asia, and Australia.

Since January 1998, the FUND BENCHMARK has been the JPM GTGBI with the U.S.
excluded and Japan weighted at 15%.

Prior to January 1998, the FUND BENCHMARK was the J.P. Morgan ECU-Weighted
European Index.

-----

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INTERNATIONAL BOND FUNDS

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0308                                  American Century Investment Services, Inc.
SH-SAN-35372N                      (c)2003 American Century Services Corporation

Item 2 - N/A

Item 3 - N/A

Item 4 - N/A

Item 5 - Reserved

Item 6 - Reserved

Item 7 - N/A

Item 8 - Reserved

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's  disclosure controls and procedures (as defined  in Rule  30a-3(c)  under the  Investment  Company  Act of 1940,  as amended)  are  effective  based on their  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the  registrant's  internal  control over financial reporting (as defined in Rule 30a-3(d) under the  Investment  Company Act of
    1940,  as  amended)  that  occurred  during  the  registrant's  last  fiscal half-year  that  have  materially  affected,  or are  reasonably  likely  to
    materially  affect,   the  registrant's   internal  control  over  financial
    reporting.

Item 10. Exhibits

10(a) - N/A

10(b) - Attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the  Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century International Bond Funds

By:            /s/William M. Lyons
      Name:    William M. Lyons
      Title:   President (principal executive officer)

Date:  August 29, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the  Investment  Company Act of 1940,  this report has been signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:            /s/William M. Lyons
      Name:    William M. Lyons
      Title:   President (principal executive officer)

Date:  August 29, 2003

By:            /s/Maryanne L. Roepke
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer and
               Chief Accounting Officer (principal financial officer)

Date:  August 29, 2003